Offerings	Sep. 08, 2025 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01531%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	12,950,432
Proposed Maximum Offering Price per Unit	2.80
Maximum Aggregate Offering Price	$ 36,261,209.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,551.59
Offering Note	1a. Includes shares of Class A common stock issuable upon the exchange of common units of Brilliant Earth Group, LLC for an equivalent number of shares of Class A common stock (and the cancellation of shares of Class B common stock, Class C common stock or Class D common stock, as applicable, on a one-for-one basis with the number of common units so exchanged). 1b. With respect to the secondary offering, the registration fee has been calculated in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the average high and low prices reported for the registrant's Class A common stock on September 2, 2025.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-267784
Carry Forward Initial Effective Date	Oct. 19, 2022
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.0001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-267784
Carry Forward Initial Effective Date	Oct. 19, 2022
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-267784
Carry Forward Initial Effective Date	Oct. 19, 2022
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-267784
Carry Forward Initial Effective Date	Oct. 19, 2022
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-267784
Carry Forward Initial Effective Date	Oct. 19, 2022
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-267784
Carry Forward Initial Effective Date	Oct. 19, 2022
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-267784
Carry Forward Initial Effective Date	Oct. 19, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 22,040.00
Offering Note	2a. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of additional shares of Class A common stock is being registered as may be issued from time to time upon conversion of any debt securities that are convertible into Class A common stock or pursuant to any anti-dilution adjustments with respect to any such convertible debt securities. 2b. Includes rights to acquire Class A common stock or preferred stock of the Company under any shareholder rights plan then in effect, if applicable under the terms of any such plan. 2c. Estimated solely for the purpose of calculating the registration fee. No separate consideration will be received for shares of Class A common stock that are issued upon conversion of debt securities or preferred stock or upon exercise of Class A common stock warrants registered hereunder. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $200,000,000. 2d. The Registrant previously filed a Registration Statement on Form S-3 (File No. 333-267784), initially filed with the Securities and Exchange Commission on October 17, 2022, and declared effective on October 19, 2022 (as amended, the "Prior Registration Statement"), that registered $200,000,000 of securities to be offered by the Registrant from time to time and $252,442,119 of securities to be offered by the selling securityholders from time to time. Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $488,703,328.6 of unsold securities (the "Unsold Securities"), that were previously registered on the Prior Registration Statement. In connection with the registration of the Unsold Securities on the Prior Registration Statement, the Registrant paid a filing fee of $49,859.12 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement). The Registrant is not required to pay any additional fee with respect to the Unsold Securities being included in this Registration Statement in reliance on Rule 415(a)(6), because such Unsold Securities (and associated fees) are being moved from the Prior Registration Statement to this Registration Statement. Accordingly, the Amount of Registration Fee in the table above reflects only the registration fee attributable to the $36,261,209.60 of new securities registered on this Registration Statement. The registration fee previously paid by the Registrant relating to the Unsold Securities included on this Registration Statement will continue to be applied to such Unsold Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the Registrant may continue to offer and sell under the Prior Registration Statement the Unsold Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any such Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 252,442,119.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-267784
Carry Forward Initial Effective Date	Oct. 19, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 27,819.12
Offering Note	See Note 2b See Note 2d.